Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Spire Missouri [Member] Common Stock [Member]	Spire Missouri [Member] Additional Paid-in Capital [Member]	Spire Missouri [Member] Retained Earnings [Member]	Spire Missouri [Member] AOCI Attributable to Parent [Member]	Spire Missouri [Member]		Spire Alabama Inc [Member] Common Stock [Member]	Spire Alabama Inc [Member] Additional Paid-in Capital [Member]	Spire Alabama Inc [Member] Retained Earnings [Member]	Spire Alabama Inc [Member]	Common Stock Issued [Member] Common Stock [Member]	Common Stock Issued [Member] Preferred Stock [Member]	Common Stock Issued [Member] Additional Paid-in Capital [Member]	Common Stock Issued [Member] Retained Earnings [Member]	Common Stock Issued [Member] AOCI Attributable to Parent [Member] [1]	Common Stock Issued [Member]	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]		Total
Balance (in shares) at Sep. 30, 2019	24,577						1,972,052										50,973,515
Balance at Sep. 30, 2019	$ 0.1	$ 765.0	$ 576.6	$ (2.4)	$ 1,339.3	[1]	$ 0.0	$ 370.9	$ 459.1	$ 830.0							$ 51.0	$ 242.0	$ 1,505.8	$ 775.5	$ (31.3)	[1]	$ 2,543.0
Net Income	0.0	0.0	130.2	0.0	130.2	[1]	0.0	0.0	65.7	65.7							$ 0.0	0.0	0.0	88.6	0.0	[1]	88.6
Stock issued (in shares)											446,619
Stock issued											$ 0.4	$ 0.0	$ 31.6	$ 0.0	$ 0.0	$ 32.0
Dividend reinvestment plan (in shares)																	122,545
Dividend reinvestment plan																	$ 0.1	0.0	9.1	0.0	0.0	[1]	9.2
Stock-based compensation costs																	$ 0.0	0.0	6.0	0.0	0.0	[1]	6.0
Stock issued under stock-based compensation plans (in shares)																	110,463
Stock issued under stock-based compensation plans																	$ 0.1	0.0	(0.1)	0.0	0.0	[1]	0.0
Employees’ tax withholding for stock-based compensation (in shares)																	(41,353)
Employees’ tax withholding for stock-based compensation																	$ 0.0	0.0	(3.2)	0.0	0.0	[1]	(3.2)
Temporary equity adjustment to redemption value																	0.0	0.0	0.0	3.4	0.0	[1]	3.4
Common stock dividends	0.0	0.0	(33.9)	0.0	(33.9)	[1]	0.0	0.0	(24.0)	(24.0)							0.0	0.0	0.0	(128.4)	0.0	[1]	(128.4)
Preferred stock dividends																	0.0	0.0	0.0	(18.4)	0.0	[1]	(18.4)
Other Comprehensive Income (Loss), Net of Tax	$ 0.0	0.0	0.0	(0.5)	(0.5)												$ 0.0	0.0	0.0	0.0	(9.9)		(9.9)
Return of capital to Spire							$ 0.0	(20.0)	0.0	(20.0)
Balance (in shares) at Sep. 30, 2020	24,577						1,972,052										51,611,789
Balance at Sep. 30, 2020	$ 0.1	765.0	672.9	(2.9)	1,435.1	[1]	$ 0.0	350.9	500.8	851.7							$ 51.6	242.0	1,549.2	720.7	(41.2)	[1]	2,522.3
Balance (in shares) at Sep. 30, 2019	24,577						1,972,052										50,973,515
Balance at Sep. 30, 2019	$ 0.1	765.0	576.6	(2.4)	1,339.3	[1]	$ 0.0	370.9	459.1	830.0							$ 51.0	242.0	1,505.8	775.5	(31.3)	[1]	2,543.0
Balance (in shares) at Sep. 30, 2021	24,577						1,972,052										51,684,883
Balance at Sep. 30, 2021	$ 0.1	765.0	817.0	(4.2)	1,577.9	[1]	$ 0.0	328.9	552.6	881.5							$ 51.7	242.0	1,517.9	843.0	3.6	[1]	2,658.2
Balance (in shares) at Sep. 30, 2020	24,577						1,972,052										51,611,789
Balance at Sep. 30, 2020	$ 0.1	765.0	672.9	(2.9)	1,435.1	[1]	$ 0.0	350.9	500.8	851.7							$ 51.6	242.0	1,549.2	720.7	(41.2)	[1]	2,522.3
Net Income	0.0	0.0	144.1	0.0	144.1	[1]	0.0	0.0	73.8	73.8							$ 0.0	0.0	0.0	271.7	0.0		271.7
Dividend reinvestment plan (in shares)																	24,565
Dividend reinvestment plan																	$ 0.0	0.0	1.6	0.0	0.0	[1]	1.6
Stock-based compensation costs																	$ 0.0	0.0	9.1	0.0	0.0	[1]	9.1
Stock issued under stock-based compensation plans (in shares)																	65,316
Stock issued under stock-based compensation plans																	$ 0.1	0.0	(0.1)	0.0	0.0	[1]	0.0
Employees’ tax withholding for stock-based compensation (in shares)																	(16,787)
Employees’ tax withholding for stock-based compensation																	$ 0.0	0.0	(1.1)	0.0	0.0	[1]	(1.1)
Temporary equity adjustment to redemption value																	0.0	0.0	0.0	1.3	0.0	[1]	1.3
Common stock dividends							0.0	0.0	(22.0)	(22.0)							0.0	0.0	0.0	(135.9)	0.0	[1]	(135.9)
Preferred stock dividends																	0.0	0.0	0.0	(14.8)	0.0	[1]	(14.8)
Other Comprehensive Income (Loss), Net of Tax	$ 0.0	0.0	0.0	(1.3)	(1.3)	[1]											0.0	0.0	0.0	0.0	44.8	[1]	44.8
Equity units issued																	$ 0.0	0.0	(40.8)	0.0	0.0		(40.8)
Return of capital to Spire							$ 0.0	(22.0)	0.0	(22.0)
Balance (in shares) at Sep. 30, 2021	24,577						1,972,052										51,684,883
Balance at Sep. 30, 2021	$ 0.1	765.0	817.0	(4.2)	1,577.9	[1]	$ 0.0	328.9	552.6	881.5							$ 51.7	242.0	1,517.9	843.0	3.6	[1]	2,658.2
Net Income	$ 0.0	0.0	114.9	0.0	114.9		0.0	0.0	68.5	68.5							$ 0.0	0.0	0.0	220.8	0.0		220.8
Stock issued (in shares)	748										719,625
Stock issued	$ 0.0	51.1	0.0	0.0	51.1						$ 0.7	$ 0.0	$ 49.6	$ 0.0	$ 0.0	$ 50.3
Dividend reinvestment plan (in shares)																	24,154
Dividend reinvestment plan																	$ 0.0	0.0	1.6	0.0	0.0		1.6
Stock-based compensation costs																	$ 0.0	0.0	4.1	0.0	0.0		4.1
Stock issued under stock-based compensation plans (in shares)																	93,936
Stock issued under stock-based compensation plans																	$ 0.1	0.0	(0.1)	0.0	0.0		0.0
Employees’ tax withholding for stock-based compensation (in shares)																	(28,055)
Employees’ tax withholding for stock-based compensation																	$ 0.0	0.0	(1.8)	0.0	0.0		(1.8)
Common stock dividends							0.0	0.0	(32.0)	(32.0)							0.0	0.0	0.0	(143.5)	0.0		(143.5)
Preferred stock dividends																	0.0	0.0	0.0	(14.8)	0.0		(14.8)
Other Comprehensive Income (Loss), Net of Tax	$ 0.0	0.0	0.0	1.5	1.5												$ 0.0	0.0	0.0	0.0	43.6		43.6
Return of capital to Spire							$ 0.0	(12.0)	0.0	(12.0)
Balance (in shares) at Sep. 30, 2022	25,325						1,972,052										52,494,543
Balance at Sep. 30, 2022	$ 0.1	$ 816.1	$ 931.9	$ (2.7)	$ 1,745.4	[1]	$ 0.0	$ 316.9	$ 589.1	$ 906.0							$ 52.5	$ 242.0	$ 1,571.3	$ 905.5	$ 47.2	[1]	$ 2,818.5

[1]	Accumulated other comprehensive income (loss)